Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of related party [Abstract]
Disclosure of Transactions Between Related Parties

	US Dollars
Figures in millions	2018	2017	2016

Material related party transactions were as follows (not attributable):

Sales and services rendered to related parties
Joint ventures	10	12	16

Purchases and services acquired from related parties
Associates	19	16	15
Joint ventures	—	3	6

Outstanding balances arising from sale of goods and services due by related parties
Associates	19	7	—
Joint ventures	—	2	8
Amounts owed to/due by related parties above are unsecured and non-interest bearing.
Loans advanced to joint ventures and associates

Loans advanced to associates and joint ventures are included in the carrying value of investments in associates and joint ventures (note 17)

Disclosure of Notice Period and Change of Control Period by Executive Category
The notice period applied per category of executive and the change of control periods as at 31 December 2018 were as follows:

Executive Committee member	Notice Period	Change of control
CEO	12 months	12 months
CFO	6 months	6 months
EXCO	6 months	6 months

Disclosure of Key Management Remuneration
Executive Directors’ and Prescribed Officers’ remuneration

The table below summarises remuneration of Executive Directors and Prescribed Officers. It comprises an overview of all the pay elements available to the executive management team for the year ended 31 December 2018.

	Salary	Performance related payments(4)	Pension scheme benefits	Other benefits and encashed leave(3)	Total salary and benefits (IFRS)	Pre-tax gains on share awards exercised	2018 Total	Total
	SA Rands							US Dollars
Figures in thousands	2018							2018(8)	2017	2016
Executive Directors
KPM Dushnisky(1)(2)(3)	5,740	6,529	1,421	16,022	29,712	—	29,712	2,243	—	—
KC Ramon	8,692	8,187	725	1,162	18,766	—	18,766	1,417	1,157	947
S Venkatakrishnan(7)	8,995	—	2,275	4,218	15,488	55,278	70,766	5,342	2,134	1,832
Total Executive Directors	23,427	14,716	4,421	21,402	63,966	55,278	119,244	9,002	3,291	2,779
Prescribed Officers
CE Carter(5)	9,557	8,050	1,381	985	19,973	9,628	29,601	2,235	1,887	1,535
GJ Ehm	8,693	7,019	248	694	16,654	13,874	30,528	2,304	1,449	1,693
L Eybers	7,946	6,549	248	1,369	16,112	—	16,112	1,216	1,051	—
DC Noko	7,014	5,751	658	406	13,829	22,132	35,961	2,715	938	961
ME Sanz Perez	6,953	5,730	869	150	13,702	—	13,702	1,034	885	1,640
CB Sheppard	7,415	6,080	696	389	14,580	—	14,580	1,101	862	721
TR Sibisi	6,347	5,416	793	114	12,670	—	12,670	957	711	541
Retired prescribed officers					—		—
Total prescribed officers	53,925	44,595	4,893	4,107	107,520	45,634	153,154	11,562	7,783	7,091
Total Executive Directors’ and Prescribed Officers’ remuneration ZAR	77,352	59,311	9,314	25,509	171,486	100,912	272,398	20,564	11,074	9,870

(1)
All salary payments (including salary, performance related payments, pension and other benefits) for KPM Dushnisky are pro-rated in accordance with his start date (1 September 2018 - 31 December 2018).

(2)
Other benefits for KPM Dushnisky represent a cash sign on award of $1.2m accrued in 2018, payable as follows: $0.8m upon engagement and $0.4m in January 2019. Full details of total cash and share sign-on awards are included below.

(3)
Other benefits include health care, pension allowance, cash in lieu of dividends, vested CIP match awards, group personal accident, disability and funeral cover. Surplus leave days accrued are automatically encashed unless work requirements allow for carry over.

(4) Represents the DSP cash portion; calculated on the financial year's results; and payable in the 2019 financial year.
(5) Includes remuneration and pre-tax gains on share awards for S Venkatakrishnan up to resignation date 30 August 2018.
(6) Convenience conversion to USD at the year-to-date average exchange rate of $1:R13.25 (2017: $1:R13.30; 2016: $1:R14.68)

Non-Executive Director remuneration
The table below details the fees and allowances paid to Non-Executive Directors:
Non-Executive Directors’ fees and allowances

					Figures in thousands(1)	Figures in thousands(1)
	Director fees	Committee fees	Travel allowance	Total	Total	Total
US Dollars(1)	2018				2017	2016
SM Pityana (Chairman)	342,000	87,750	11,250	441,000	372	378
AH Garner	134,000	38,500	27,500	200,000	201	200
MJ Kirkwood	134,000	79,000	33,750	246,750	231	249
NP January-Bardill	134,000	56,000	7,500	197,500	180	189
R Gasant	134,000	83,000	12,500	229,500	182	193
RJ Ruston	134,000	80,500	46,250	260,750	212	231
MDC Richter	134,000	67,500	33,750	235,250	203	200
DL Hodgson	134,000	47,000	8,750	189,750	167	176
AM Ferguson(2)	30,000	10,000	12,500	52,500	—	—
Retired and resigned non-executive director(3)(4)	67,000	28,500	—	95,500	212	256
Total	1,377,000	577,750	193,750	2,148,500	1,960	2,072

(1)	Directors’ compensation is disclosed in US dollars.

(2)	Director joined in 1 October 2018.

(3)	Director retired in May 2017.

(4)	Director resigned 15 May 2018.

Disclosure of Key Management and Other Personnel Share-based Payment Arrangements BSP
BSP awards

	Balance at 1 January 2018	Granted during 2018	Exercised during 2018	Lapsed during 2018	Balance at 31 December 2018(1)	Vested balance at 31 December 2018(1)	Pre-tax gains on options exercised during 2018 USD'000(2)(3)	Closing indicative fair value of Balance at 31 December 2018 USD'000(4)
Executive Directors
S Venkatakrishnan	331,742	101,217	295,683	137,276	—	—	2,470	—
KC Ramon	89,825	55,634	—	—	145,459	68,386	—	1,675
Total Executive Directors	421,567	156,851	295,683	137,276	145,459	68,386	2,470	1,675
Prescribed Officers
CE Carter	56,933	47,873	37,633	—	67,173	—	305	774
GJ Ehm	117,164	45,993	21,882	—	141,275	78,492	185	1,627
L Eybers	36,959	44,575	—	—	81,534	27,908	—	939
DC Noko	101,548	38,718	87,735	—	52,531	—	901	605
ME Sanz Perez	67,902	38,143	—	—	106,045	53,203	—	1,221
CB Sheppard	39,357	40,931	—	—	80,288	24,754	—	925
TR Sibisi	23,621	35,410	—	—	59,031	11,810	—	680
Total Prescribed Officers	443,484	291,643	147,250	—	587,877	196,167	1,391	6,771

(1)	Vested awards not yet exercised are included in "Balance at 31 December 2018". The “Balance at 31 December 2018” includes unvested awards as well as vested awards not yet exercised.

(2)	Represents the actual pre-tax gains on date of exercise, converted to USD at the convenience year-to-date average exchange rate of $1:R13.25.

(3)	Pre-tax gains on awards exercised included in the 2018 remuneration table.

(4)	Represents the indicative fair value of closing share balance, at the JSE year end VWAP price converted to USD at the December closing exchange rate of $1:R14.35.

Disclosure of Key Management and Other Personnel Share-based Payment Arrangements LTIP

LTIP awards

	Balance at 1 January 2018	Exercised during 2018	Lapsed during 2018	Balance at 31 December 2018(1)(2)	Vested balance at 31 December 2018(2)	Pre-tax gain on awards exercised during 2018 USD'000(3)(4)	Closing indicative fair value of balance at 31 December 2018 USD'000(5)
Executive Directors
S Venkatakrishnan	634,782	203,786	430,996	—	—	1,703	—
KC Ramon	358,334	—	67,590	290,744	60,149	—	3,348
Total Executive Directors	993,116	203,786	498,586	290,744	60,149	1,703	3,348
Prescribed Officers
CE Carter	352,962	50,219	72,148	230,595	—	422	2,655
GJ Ehm	387,556	86,659	70,302	230,595	—	862	2,655
L Eybers	146,061	—	14,492	131,569	14,034	—	1,515
DC Noko	339,221	75,041	55,330	208,850	—	770	2,405
ME Sanz Perez	332,634	—	55,090	277,544	69,081	—	3,196
CB Sheppard	231,328	—	10,260	221,068	7,140	—	2,546
TR Sibisi	195,971	—	—	195,971	—	—	2,257
Total Prescribed Officers	1,985,733	211,919	277,622	1,496,192	90,255	2,054	17,229

(1)
Represents the total long term incentive awards (including cash settled awards for 2016 and 2017). The “Balance at 31 December 2018” includes unvested awards as well as vested awards not yet exercised.

(2)	Vested awards are included in "Balance at 31 December2018".

(3)	Represents the actual pre-tax gains on date of exercise, converted to USD at the convenience year-to-date average exchange rate of $1:R13.25.

(4)	Pre-tax gains on awards exercised are included in the remuneration table.

(5)	Represents the indicative fair value of closing share balance, at the JSE year end VWAP price converted to USD at the December closing exchange rate of $1:R14.35.

Disclosure of Key Management and Other Personnel Share-based Payment Arrangements CIP
CIP matched awards

	Balance at 1 January 2018	Granted during 2018	Vested and exercised during 2018(1)	Lapsed during 2018	Balance at 31 December 2018	Closing indicative fair value of balance at 31 December 2018 USD'000(2)
Executive Directors
S Venkatakrishnan	23,265	—	11,632	11,633	—	—
KC Ramon	17,817	16,950	11,497	—	23,270	268
Total Executive Directors	41,082	16,950	23,129	11,633	23,270	268
Prescribed Officers
CE Carter	1,897	—	948	—	949	11
GJ Ehm	9,000	12,000	4,500	—	16,500	190
L Eybers	7,218	13,179	3,609	—	16,788	193
DC Noko	12,929	10,606	8,165	—	15,370	177
ME Sanz Perez	9,109	11,484	4,554	—	16,039	185
CB Sheppard	8,016	10,350	4,008	—	14,358	165
TR Sibisi	6,127	6,240	3,063	—	9,304	107
Total Prescribed Officers	54,296	63,859	28,847	—	89,308	1,028

(1)	Vested CIP matched awards are included in the remuneration table as part of "Other benefits and encashed leave". The “Balance at 31 December 2018” includes unvested awards only.

(2)	Represents the fair value of closing share balance, at the JSE year end VWAP price converted to USD at the December closing exchange rate of $1:R14.35.

Disclosure of Key Management and Other Personnel Share-based Payment Arrangements DSP
DSP awards

Subsequent to year end and up to the date of this report, the following DSP awards were granted to executive directors and prescribed officers:

	Awards granted (unvested)	Indicative fair value of unvested awards based on grant date price USD'000(1)
Executive Directors
KPM Dushnisky	67,742	965
KC Ramon	89,782	1,279
Total Executive Directors	157,524	2,244
Prescribed Officers
CE Carter	98,451	1,402
GJ Ehm	82,037	1,169
L Eybers	77,380	1,102
DC Noko	67,548	962
ME Sanz Perez	67,712	965
CB Sheppard	71,409	1,017
TR Sibisi	63,424	904
Total Prescribed Officers	527,961	7,521

(1)	Represents the fair value of closing share balance, at the JSE year end VWAP price converted to USD at the December closing exchange rate of $1:R14.35.

Disclosure of Key Management Sign On Bonus [Table Text Block]
Special on-boarding incentives

The following table shows the special once-off on-boarding incentives (cash and shares) awarded to KPM Dushnisky upon joining the company:

			USD '000
Total cash sign-on incentive
Upon engagement - 1 September 2018(1)			800
1 January 2019(1)			400
1 January 2020(1)			1,000
			2,200

	Number of shares	USD '000	Closing indicative fair value of awards at 31 December 2018 USD '000(4)
Total share sign-on incentive
January 2019(3)(5)	175,877	1,400	2,025
January 2020(3)	87,939	700	1,012
January 2021(3)	87,939	700	1,012
	351,755	2,800	4,049

(1)	Amounts included in 2018 remuneration table as part of "Other benefits and encashed leave".

(2)	Amount will be included in remuneration table for the financial year ending 31 December 2019.

(3)	Value of the share sign-on awards to be included in future years' remuneration tables.

(4)	Represents the indicative fair value of closing share balance, at the JSE year end VWAP price converted to USD at the convenience December closing exchange rate of $1:R14.35.

(5)	Shares were awarded on 20 February 2019 (40,877) and 21 February 2019 (135,000).

Disclosure of Interests Held by Key Management and Other Personnel
The interests of directors, prescribed officers and their associates in the ordinary shares of the company at 31 December, which individually did not exceed 1% of the company’s issued ordinary share capital, were:

	31 December 2018		31 December 2017		31 December 2016
	Beneficial holding		Beneficial holding		Beneficial holding
	Direct	Indirect	Direct	Indirect	Direct	Indirect
Non-Executive Directors
SM Pityana	2,990		2,990	—	2,990	—
MDC Richter(1)	9,300		7,300	—	7,300	—
DL Hodgson	1,500		1,500	—	1,500	—
MJ Kirkwood(1)	15,000		15,000	—	15,000	—
RJ Ruston(2)	—	1,000	—	1,000	—	1,000
AH Garner(1)	17,500		7,500	—	—	—
Total	46,290	1,000	34,290	1,000	26,790	1,000
Executive Directors
KPM Dushnisky	50,000	—	—	—	—	—
S Venkatakrishnan	—	—	236,468	—	213,423	—
KC Ramon	51,062	—	28,265	—	12,334	—
Total	101,062	—	264,733	—	225,757	—
Company Secretary
ME Sanz Perez	26,204	16,368	13,994	16,368	7,921	12,747
Total	26,204	16,368	13,994	16,368	7,921	12,747
Prescribed Officers
CE Carter	51,748	—	50,800	—	43,229	—
GJ Ehm(2)	35,058	16,213	30,319	16,213	33,782	—
L Eybers	17,207	—	4,812	—	—	—
DC Noko	139,853	—	41,224	—	28,015	—
CB Sheppard	14,428	—	5,344	—	—	—
TR Sibisi	9,914	—	4,085	—	—	—
Total	268,208	16,213	136,584	16,213	105,026	—
Grand total	441,764	33,581	449,601	33,581	365,494	13,747

(1)	Held on the New York stock exchange as American Depositary Shares (ADSs) (1 ADS is equivalent to 1 ordinary share)

(2)	Held on the Australian stock exchange as CHESS Depositary Receipts (5 CDIs are equivalent to 1 ordinary share)

A register detailing Directors and Prescribed Officers’ interests in contracts is available for inspection at the company’s registered and corporate office.
Changes in Directors’ and Prescribed Officers’ interests in AngloGold Ashanti shares, excluding options and awards granted in terms of the group’s BSP and LTIP schemes, after 31 December 2018 and up to 18 March 2019 include:

	Date of transaction	Type of transaction	Number of shares	Direct/Indirect beneficial holdings
Executive Directors
KPM Dushnisky	20 February 2019	On-market purchase in respect of sign-on award	40,877	Direct
	21 February 2019	On-market purchase in respect of sign-on award	135,000	Direct
KC Ramon	27 February 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	6,320	Direct
		On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	8,475	Direct
		On-market sale of ordinary shares to settle tax costs	6,733	Direct
Company Secretary
ME Sanz Perez	27 February 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	5,742	Direct
		On-market sale of ordinary shares to settle tax costs	2,613	Direct
	28 February 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	4,555	Direct
		On-market sale of ordinary shares to settle tax costs	2,073	Direct
Prescribed Officers
CE Carter	7 March 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	949	Direct
		On-market sale of ordinary shares to settle tax costs	427	Direct
L Eybers	11 March 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	6,589	Direct
	13 March 2019	On-market sale of ordinary shares to settle tax costs	2,998	Direct
	18 March 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	3,609	Direct
		On-market sale of ordinary shares to settle tax costs	1,643	Direct
DC Noko	27 February 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	5,303	Direct
	1 March 2019	On-market sale of ordinary shares to settle tax costs	2,413	Direct
	5 March 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	5,303	Direct
		On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	4,764	Direct
		On-market sale of ordinary shares to settle tax costs	4,581	Direct
CB Sheppard	1 March 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	5,175	Direct
		On-market sale of ordinary shares to settle tax costs	2,355	Direct
	15 March 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	4,008	Direct
		On-market sale of ordinary shares to settle tax costs	1,824	Direct
	18 March 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	5,175	Direct
		On-market sale of ordinary shares to settle tax costs	2,355	Direct
TR Sibisi	28 February 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	3,064	Direct
		On-market sale of ordinary shares to settle tax costs	1,395	Direct
	1 March 2019	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	3,120	Direct
		On-market sale of ordinary shares to settle tax costs	1,420	Direct